Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	936,952,129
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchase authorization available, value	$ 2,008
Common stock issued under employee plans (in shares)	11,454,210	12,253,153	9,794,240
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	3,023,129	2,454,155	2,080,983
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	3,815,280	3,430,885	2,953,554
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 1,018	$ 651	$ 402
Series A Preferred Stock
Equity Activity
Preferred stock, shares authorized (in shares)	75,000,000
Preferred stock, shares issued (in shares)	57,916,244
Preferred stock, shares outstanding (in shares)	0